SUBSIDIARY PUBLIC ISSUERS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 1,474	$ 1,961
Long-term assets	34,217	32,142
Current liabilities	1,678	1,689
Long-term liabilities	15,882	15,208
Equity	18,131	17,206	$ 14,282	$ 12,672
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	12,722	12,015
Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	8,742	8,129
Equity	8,742	8,129	6,298	5,589
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	3,315	3,252
Equity	3,315	3,252	2,843	2,680
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	597	568
Equity	597	568	$ 616	$ 576
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	833	707
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	32	32
Long-term assets	5,428	5,208
Current liabilities	40	38
Long-term liabilities	0	0
Brookfield Renewable | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	833	707
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	408	389
Long-term assets	251	239
Current liabilities	7	6
Long-term liabilities	0	0
BRP Equity | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	597	568
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco
Disclosure of subsidiaries [line items]
Current assets	1,832	1,631
Long-term assets	2	1
Current liabilities	24	21
Long-term liabilities	1,801	1,607
Finco | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Finco | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0	0
Holding Entities
Disclosure of subsidiaries [line items]
Current assets	133	93
Long-term assets	25,068	24,078
Current liabilities	3,918	3,096
Long-term liabilities	300	798
Holding Entities | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Holding Entities | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	3,315	3,252
Holding Entities | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Holding Entities | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	844	718
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,230	3,639
Long-term assets	34,500	32,433
Current liabilities	1,852	2,351
Long-term liabilities	14,440	13,445
Other Subsidiaries | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	8,742	8,129
Other Subsidiaries | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,161)	(3,823)
Long-term assets	(31,032)	(29,817)
Current liabilities	(4,163)	(3,823)
Long-term liabilities	(659)	(642)
Consolidating adjustments | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	$ (844)	$ (718)